Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
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Trade and Other Receivables

Note 14: Trade and Other Receivables

	December 31,
	2018	2017
Trade receivables	1,132	1,500
Less: allowance for doubtful accounts	(30)	(39)
Less: allowance for sales adjustments	(33)	(46)
Net trade receivables	1,069	1,415
Other receivables(1)	244	42
Trade and other receivables	1,313	1,457

(1) At December 31, 2018, includes $222 million due from Refinitiv, in which the Company has a 45% investment. There are no expected credit losses associated with this receivable. See note 31.

The aging of gross trade receivables at each reporting date was as follows:

	December 31,
	2018	2017
Current	726	911
Past due 1-30 days	185	186
Past due 31-60 days	73	99
Past due 61-90 days	39	127
Past due >91 days	109	177
Balance at December 31	1,132	1,500

Allowance for doubtful accounts

The change in the allowance for doubtful accounts was as follows:

	December 31,
	2018	2017
Balance at beginning of year	39	42
Charges	35	43
Write-offs	(34)	(45)
Disposals of businesses	(8)	-
Translation and other, net	(2)	(1)
Balance at end of year	30	39

The Company is exposed to normal credit risk with respect to its accounts receivable and maintains provisions for credit losses. The potential for such losses is mitigated because customer creditworthiness is evaluated before credit is extended and there is no significant exposure to any single customer.

The Company estimates credit losses for trade receivables by aggregating similar customer types together, because they tend to share similar credit risk characteristics, taking into consideration the number of days the receivable is past due. Provision rates for the allowance for doubtful accounts are based on historical credit loss experience and calibrated, based on management’s judgment, with forward looking information about a debtor’s ability to pay. Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include past due status greater than 365 days or bankruptcy of the debtor.